Financial income (expense) (Tables)	6 Months Ended
Jun. 30, 2018
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Interest income	$174	113	361	$243
Interest expense:
Interest expense	(6,742)	(7,301)	(13,382)	(14,561)
Commitment fees	—	(241)	(37)	(504)
Amortization of debt issuance cost and fair value of debt assumed	(176)	(210)	(363)	(423)
Total interest expense	(6,918)	(7,752)	(13,782)	(15,488)
Gain (loss) on derivative instruments	544	247	1,175	910
Other items, net:
Foreign exchange gain (loss)	(198)	(811)	(140)	(944)
Bank charges, fees and other	(37)	(29)	(72)	(52)
Withholding tax on interest expense and other	(645)	(582)	(1,274)	(1,228)
Total other items, net	(880)	(1,422)	(1,486)	(2,224)
Total financial income (expense), net	$(7,080)	(8,814)	(13,732)	$(16,559)